Regulatory Assets and Liabilities	12 Months Ended
Dec. 31, 2011
REGULATORY ASSETS AND LIABILITIES

10. REGULATORY ASSETS & LIABILITIES

The Company has recorded regulatory assets and liabilities that it expects to pass through to its customers in accordance with, and subject to, regulatory provisions as follows:

	December 31,
	2011	2010	Recovery Period

REGULATORY ASSETS	(in millions)
Current regulatory assets:
Brazil tariff recoveries:(1)
Energy purchases	$79	$62	Over tariff reset period
Transmission costs, regulatory fees and other	185	82	Over tariff reset period
El Salvador tariff recoveries(2)	108	67	Over tariff reset period
Other(3)	19	1	Various
Total current regulatory assets	391	212

Noncurrent regulatory assets:
Defined benefit pension obligations at IPL and DPL(4)(5)	399	235	Various
Income taxes recoverable from customers(4)(6)	76	66	Various
Brazil tariff recoveries:(1)
Energy purchases	84	18	Over tariff reset period
Transmission costs, regulatory fees and other	86	32	Over tariff reset period
Deferred Midwest ISO costs(7)	80	80	To be determined
Other(3)	122	39	Various
Total noncurrent regulatory assets	847	470
TOTAL REGULATORY ASSETS	$1,238	$682

REGULATORY LIABILITIES
Current regulatory liabilities:
Brazil tariff reset adjustment(8)	$190	$-	To be determined
Efficiency program costs(9)	29	58	Over tariff reset period
Brazil tariff recoveries:(1)
Energy purchases	305	118	Over tariff reset period
Transmission costs, regulatory fees and other	172	71	Over tariff reset period
Other(10)	37	37	Various
Total current regulatory liabilities	733	284

Noncurrent regulatory liabilities:
Asset retirement obligations(11)	649	509	Over life of assets
Brazil special obligations(12)	422	435	To be determined
Brazil tariff recoveries:(1)
Energy purchases	76	69	Over tariff reset period
Transmission costs, regulatory fees and other	64	57	Over tariff reset period
Efficiency program costs(9)	44	54	Over tariff reset period
Other(10)	24	8	Various
Total noncurrent regulatory liabilities	1,279	1,132
TOTAL REGULATORY LIABILITIES	$2,012	$1,416

(1)       Recoverable per National Electric Energy Agency (“ANEEL”) regulations through the Annual Tariff Adjustment (“IRT”). These costs are generally non-controllable costs and primarily consist of purchased electricity, energy transmission costs and sector costs that are considered volatile. These costs are recovered in 24 installments through the annual IRT process and are amortized over the tariff reset period.

(2)       Deferred fuel costs incurred by our El Salvador subsidiaries associated with purchase of energy from the El Salvador spot market and the power generation plants. In El Salvador, the deferred fuel adjustment represents the variance between the actual fuel costs and the fuel costs recovered in the tariffs. The variance is recovered semi-annually at the tariff reset period.

(3)       Includes assets with and without a rate of return. Other current regulatory assets that did not earn a rate of return were $12 million and $0 million, as of December 31, 2011 and 2010, respectively. Other noncurrent regulatory assets that did not earn a rate of return were $37 million and $14 million, as of December 31, 2011 and 2010, respectively. Other Current and Noncurrent Regulatory Assets primarily consist of:

•       Unamortized losses on long-term debt reacquired or redeemed in prior periods at IPL and DPL, which are amortized over the lives of the original issues in accordance with the FERC and PUCO rules.

•       Unamortized carrying charges and certain other costs related to Petersburg unit 4 at IPL.

•       Deferred storm costs incurred to repair 2008 storm damage at DPL, which have been deferred until such time that DPL seeks recovery in a future rate proceeding.

(4)       Past expenditures on which the Company does not earn a rate of return.

(5)       The regulatory accounting standards allow the defined pension and postretirement benefit obligation to be recorded as a regulatory asset equal to the previously unrecognized actuarial gains and losses and prior service costs that are expected to be recovered through future rates. Pension expense is recognized based on the plan's actuarially determined pension liability. Recovery of costs is probable, but not yet determined. Pension contributions made by our Brazilian subsidiaries are not included in regulatory assets as those contributions are not covered by the established tariff in Brazil.

(6)       Probable of recovery through future rates, based upon established regulatory practices, which permit the recovery of current taxes. This amount is expected to be recovered, without interest, over the period as book-tax temporary differences reverse and become current taxes.

(7)       Transmission service costs and other administrative costs from IPL's participation in the Midwest ISO market, which are recoverable but do not earn a rate of return. Recovery of costs is probable, but the timing is not yet determined.

(8)       In July 2011, the Brazilian energy regulator (the “Regulator”) postponed the periodic review and reset of a component of Eletropaulo's regulated tariff, which determines the margin to be earned by Eletropaulo. The review and reset of this tariff component is performed every four years. From July 2011 through December 2011, Eletropaulo continued to invoice customers under the existing tariff rate, as required by the Regulator. Management believes that it is probable that the new tariff rate will be lower than the existing tariff rate, resulting in future refunds to customers, and has estimated the amount of this liability. Accordingly, as of December 31, 2011, Eletropaulo recognized a regulatory liability. It is at least reasonably possible that future events confirming the final amount of the regulatory liability or a change in the estimated amount of the liability will occur in the near term as the periodic review and tariff reset process progresses with the Regulator in 2012. The primary factor in the ongoing discussions between Eletropaulo and the Regulator that causes the estimate to be sensitive to change is the regulatory asset base which will be used by the Regulator to determine the return included in the revised tariff. The final amount of the regulatory liability may differ from the estimated amount recognized as of December 31, 2011.

(9)       Payments received for costs expected to be incurred to improve the efficiency of our plants in Brazil that are refunded as part of the IRT.

(10)       Other Current and Noncurrent Regulatory Liabilities primarily consist of the cost incurred by electricity generators due to variance in energy prices during rationing periods (“Free Energy”). Our Brazilian subsidiaries are authorized to recover or refund this cost associated with monthly energy price variances between the wholesale energy market prices owed to the power generation plants producing Free Energy and the capped price reimbursed by the local distribution companies which are passed through to the final customers through energy tariffs.

(11)       Obligations for removal costs which do not have an associated legal retirement obligation as defined by the accounting standards on asset retirement obligations.

(12)       Obligations established by ANEEL in Brazil associated with electric utility concessions and represent amounts received from customers or donations not subject to return. These donations are allocated to support energy network expansion and to improve utility operations to meet customers' needs. The term of the obligation is established by ANEEL. Settlement shall occur when the concession ends.

The current regulatory assets and liabilities are recorded in “Other current assets” and “Accrued and other liabilities,” respectively, on the accompanying Consolidated Balance Sheets. The noncurrent regulatory assets and liabilities are recorded in “Other noncurrent assets” and “Other long-term liabilities,” respectively, in the accompanying Consolidated Balance Sheets.

The following table summarizes regulatory assets by region as of December 31, 2011 and 2010:

	December 31,
	2011	2010

	(in millions)
Latin America	$546	$265
North America	692	417
Total regulatory assets	$1,238	$682

The following table summarizes regulatory liabilities by region as of December 31, 2011 and 2010:

	December 31,
	2011	2010

	(in millions)
Latin America	$1,333	$890
North America	679	526
Total regulatory liabilities	$2,012	$1,416